Summary Prospectus May 1, 2011

Virtus Insight Tax-Exempt Money Market Fund

  A:
HITXX

  I:
HTCXX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at
http://www.virtus.com/individuals/forms/prospectuses.aspx?type=individual.

You can also get this information at no cost
by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.

The fund’s prospectus and SAI, both dated May 1, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The fund has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

Class A

Class I

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)

None

None

Annual Fund
Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A

Class I

Management Fees

0.10%

0.10%

Distribution and Shareholder Servicing (12b-1) Fees

0.10%

None

Other Expenses:

  Shareholder Servicing
Fees

0.25%

0.05%

  Remainder of Other
Expenses

0.09%

0.09%

Total Other Expenses

0.34%

0.14%

Acquired Fund Fees and Expenses

0.01%

0.01%

Total Annual Fund Operating Expenses(a)

0.55%

0.25%

(a)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share
Status

1 Year

3 Years

5 Years

10 Years

Class A

Sold or Held

$56

$176

$307

$689

Class I

Sold or Held

$26

$80

$141

$318

Investments, Risks and Performance

Principal Investment Strategies

The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>

  Counterparty Risk. The risk that a
party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the
issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

  Income Risk. The risk that income
received from the fund will vary widely over the short-and long-term.

>

  Municipal Market Risk. The risk
that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.

>

  Principal Stability Risk. The risk
that the fund may not be able to maintain a stable net asset value of $1.00.

>

  Tax-Exempt Securities Risk. The
risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Tax Liability Risk. The risk that
noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I
Shares

Best
Quarter: Q2/2006: 0.93%

Worst Quarter:    Q1/2010:    0.02%

Year-to-date
(3/31/11): 0.00%

Average Annual Total Returns
(for the periods ended 12/31/10)

1
Year

5 Years

10 Years

Class I

0.09%

1.91%

1.77%

Class A

0.01%

1.65%

1.47%

As of December 31, 2010, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.14%. For current yield information, call 1-800-243-1574.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc.

Portfolio Managers

>

  Peter J. Arts, Managing Director,
Head of Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since 2004.

>

  Boyd R. Eager, Director, Senior
Portfolio Manager, is a manager of the fund. Mr. Eager has served as Portfolio Manager of the fund since 2006.

Purchase and Sale of Fund Shares

Purchase Minimums (Class A
Shares)

Minimum Initial Purchase

$2,500

  Individual Retirement Accounts (IRAs),
systematic purchase or systematic exchange accounts

$100

  Defined contribution plans, asset-based
fee programs, profit-sharing plans or employee benefit plans

No minimum

Minimum Additional Purchase

$100

  Defined contribution plans, asset-based
fee programs, profit-sharing plans or employee benefit plans

No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In
general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

c/o State Street Bank and Trust Company

P.O. Box 8301

Boston, MA 02266-8301

8427

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